INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Electronic components	$ 19,203	$ 5,608
Finished goods	13,626	11,837
Inventories	$ 32,829	$ 17,445